8. Movements from financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2019
Movements From Financial Assets At Fair Value Through Other Comprehensive Income Tables Abstract
Summary of movements from financial assets at fair value through other comprehensive income
	2019	2018	2017
	ARS 000	ARS 000	ARS 000

Financial assets at fair value through other comprehensive income
Gain for the year	—	98,727	693,767
Reclassification adjustments to income	—	(631,953)	(1,875,808)
Loss for financial assets at fair value through other comprehensive income	—	(533,226)	(1,182,041)